Financial Instruments	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments	FINANCIAL INSTRUMENTS
In the six months ended June 30, 2020, we entered into nine interest rate swap transactions with a total notional principal of $435 million, with effective dates commencing between the third quarter 2020 and the first quarter 2021, all with five year terms. This brings the total notional value of interest rate swap transactions, used to reduce the risks associated with fluctuations in interest rates, to $610 million.

Our interest rate swap contracts as of June 30, 2020, of which none are designated as hedging instruments, are summarized as follows:

(in thousands of $)	Notional principal	Inception date	Maturity date	Fixed Interest Rate
Receiving floating, pay fixed	25,000	June 2019	June 2024	2.00%
Receiving floating, pay fixed	25,000	June 2019	June 2024	1.38%
Receiving floating, pay fixed	50,000	June 2019	June 2024	2.15%
Receiving floating, pay fixed	50,000	August 2019	June 2024	2.15%
Receiving floating, pay fixed	25,000	September 2019	June 2024	1.40%
Receiving floating, pay fixed	50,000	July 2020	July 2025	1.38%
Receiving floating, pay fixed	25,000	July 2020	July 2025	1.22%
Receiving floating, pay fixed	25,000	July 2020	July 2025	1.22%
Receiving floating, pay fixed	75,000	July 2020	July 2025	1.39%
Receiving floating, pay fixed	25,000	September 2020	September 2025	1.38%
Receiving floating, pay fixed	35,000	September 2020	September 2025	1.03%
Receiving floating, pay fixed	75,000	September 2020	September 2025	1.39%
Receiving floating, pay fixed	83,333	February 2021	February 2026	0.45%
Receiving floating, pay fixed	41,667	February 2021	February 2026	0.45%
	610,000
At June 30, 2020, the Company had a liability of $29.8 million (December 31, 2019: $2.4 million) and asset of $nil (December 31, 2019: $0.6 million) in relation to these interest rate swaps. The Company recorded a loss on the interest rate swaps of $28.6 million of which $28.0 million was unrealized in the six months ended June 30, 2020, compared to a loss of $2.2 million, of which $2.3 million was unrealized in the six months ended June 30, 2019.